UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    March 05, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      10830       203690   X                        203690
Apache Corp              Common    037411105      15151       373646   X                        373646
BP P.L.C.                Common    055622104      10932       221517   X                        221517
Burlington Resources     Common    122014103        493         8900   X                          8900
Canadian Natural Resour  Common    136385101       8524       169000   X                        169000
ChevronTexaco Corp       Common    166764100      41297       478031   X                        478031
Comstock Resources, Inc  Common    205768203       6728       348600   X                        348600
ConocoPhillips           Common    20825C104      19738       301029   X                        301029
Cooper Cameron Corp      Common    216640102       4008        86000   X                         86000
Devon Energy Corp        Common    25179M103      14370       250953   X                        250953
EOG Resources            Common    26875P101       5684       123100   X                        123100
Ensco International Inc  Common    26874Q100        272        10000   X                         10000
Exxon Mobil Corp         Common    30231G102      92848      2264591   X                       2264591
FMC Technologies Inc     Common    30249U101       5322       228400   X                        228400
GlobalSantaFe Corp       Common    G3930E101       3424       137900   X                        137900
Kerr McGee Corp          Common    492386107       8207       176542   X                        176542
Marathon Oil Corp        Common    565849106        311         9400   X                          9400
Nabors Industries Ltd    Common    G6359F103       3627        87400   X                         87400
Newfield Exploration Co  Common    651290108        352         7900   X                          7900
Noble Corp               Common    G65422100       6347       177400   X                        177400
Noble Energy Inc         Common    655044105       7038       158400   X                        158400
Occidental Petroleum Co  Common    674599105      12718       301100   X                        301100
Pioneer Natural Resourc  Common    723787107      16619       520490   X                        520490
Schlumberger LTD         Common    806857108      17678       323060   X                        323060
Spinnaker Exploration C  Common    84855W109       2127        65900   X                         65900
Talisman Energy, Inc     Common    87425E103       2445        43200   X                         43200
Tom Brown, Inc.          Common    115660201       9388       291100   X                        291100
Transocean Inc           Common    G90078109       2794       116361   X                        116361
Unocal Corp              Common    915289102       1370        37200   X                         37200
Varco International Inc  Common    922122106       4151       201200   X                        201200
W H Energy Services      Common    92925E108       2944       181700   X                        181700
Westport Resources, Inc  Common    961418100      11735       393000   X                        393000
Willbros Group, Inc.     Common    969199108      11405       948853   X                        948853
Williams Companies       Common    969457100       3994       406750   X                        406750

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:  364,871